Note 9 - Financial Instruments (Details Textual)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Long-term Debt, Fair Value	$ 35,700,000
Difference Between Fair Value and Carrying Value	600,000
Long-term Debt, Total	$ 36,188,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total	1	1
Derivative, Notional Amount	$ 10,000,000	$ 10,000,000